Condensed Consolidating Financial Information Tables 1 - 5 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidating Statements of Operations
Net operating revenues	$ 518.1	$ 497.7	$ 505.1	$ 506.0	$ 490.9	$ 460.8	$ 467.3	$ 458.6	$ 2,026.9	$ 1,877.6	$ 1,784.9
Less: Provision for doubtful accounts									(21.0)	(16.4)	(30.7)
Net operating revenues less provision for doubtful accounts									2,005.9	1,861.2	1,754.2
Operating expenses:
Salaries and benefits									982.0	921.7	887.4
Other operating expenses									284.0	269.5	246.7
General and administrative expenses									110.5	106.2	104.5
Supplies									102.8	99.4	96.8
Depreciation and amortization									78.8	73.1	67.6
Occupancy costs									48.4	44.9	44.9
(Gain) Loss on disposal of assets									4.3	1.4	3.4
Government, class action, and related settlements									(12.3)	1.1	36.7
Professional fees-accounting, tax, and legal									21.0	17.2	8.8
Total operating expenses									1,619.5	1,534.5	1,496.8
Loss on early extinguishment of debt					(11.9)				38.8	12.3	12.5
Interest expense and amortization of debt discounts and fees									119.4	125.6	125.7
Other expense (income)									(2.7)	(4.3)	(3.3)
Loss on interest rate swaps									0	13.3	19.6
Equity in net income of nonconsolidated affiliates									(12.0)	(10.1)	(4.6)
Equity In net income of consolidated affiliates									0	0	0
Management fees									0	0	0
Income from continuing operations before income tax expense (benefit)									242.9	189.9	107.5
Provision for income tax (benefit) expense	15.2	18.1	11.2	(7.4)	(741.5)	(0.4)	(1.3)	2.4	37.1	(740.8)	(2.9)
Income from continuing operations	67.5	33.6	30.7	74.0	788.6	38.7	54.2	49.2	205.8	930.7	110.4
(Loss) income from discontinued operations, net of tax	(5.0)	34.7	1.6	17.5	1.3	3.2	3.3	1.3	48.8	9.1	18.4
Net income	62.5	68.3	32.3	91.5	789.9	41.9	57.5	50.5	254.6	939.8	128.8
Less: Net income attributable to noncontrolling interests	(12.5)	(11.3)	(10.4)	(11.7)	(10.7)	(10.1)	(10.2)	(9.8)	(45.9)	(40.8)	(34.0)
Net income attributable to HealthSouth	50.0	57.0	21.9	79.8	779.2	31.8	47.3	40.7	208.7	899.0	94.8
Comprehensive income									253.9	940.3	132.0
Comprehensive income attributable to HealthSouth									208.0	899.5	98.0
Current assets:
Cash and cash equivalents	30.1				48.3				30.1	48.3	80.7	31.7
Restricted Cash	35.3				36.5				35.3	36.5
Current portion of restricted marketable securities	15.0				18.2				15.0	18.2
Accounts receivable, net	222.8				206.7				222.8	206.7
Deferred income tax assets	26.6				28.1				26.6	28.1
Prepaid expenses and other current assets	61.2				68.4				61.2	68.4
Total current assets	391.0				406.2				391.0	406.2
Property and equipment, net	664.4				632.9				664.4	632.9
Goodwill	421.7				420.3				421.7	420.3	407.7	406.0
Intangible assets, net	57.7				58.5				57.7	58.5
Total Investments in and advances to nonconsolidated affiliates	29.0				30.7				29.0	30.7
Deferred income tax assets	608.1				679.3				608.1	679.3
Other long-term assets	99.3				144.2				99.3	144.2
Intercompany receivable	0				0				0	0
Total assets	2,271.2				2,372.1				2,271.2	2,372.1
Current liabilities:
Current portion of long-term debt	18.9				14.5				18.9	14.5
Accounts payable	45.4				44.6				45.4	44.6
Accrued payroll	85.0				77.0				85.0	77.0
Accrued interest payable	22.5				21.5				22.5	21.5
Refunds due patients and other third-party payors	7.3				48.3				7.3	48.3
Other current liabilities	134.1				153.4				134.1	153.4
Total current liabilities	313.2				359.3				313.2	359.3
Long-term debt, net of current portion	1,235.8				1,496.8				1,235.8	1,496.8
Self-insured risks	102.8				102.5				102.8	102.5
Other long-term liabilities	30.4				28.3				30.4	28.3
Intercompany payable	0				0				0	0
Total liabilities	1,682.2				1,986.9				1,682.2	1,986.9
Commitments and Contingencies
Convertible perpetual preferred stock	387.4				387.4				387.4	387.4
Shareholders' equity (deficit)
HealthSouth shareholders' equity (deficit)	117.0				(85.2)				117.0	(85.2)
Noncontrolling interests	84.6				83.0				84.6	83.0
Total shareholders' equity (deficit)	201.6				(2.2)				201.6	(2.2)	(897.6)	(1,087.2)
Total liabilities and shareholders' equity (deficit)	2,271.2				2,372.1				2,271.2	2,372.1
HealthSouth Corporation
Condensed Consolidating Statements of Operations
Net operating revenues									22.1	19.9	17.3
Less: Provision for doubtful accounts									(0.5)	(0.4)	(0.6)
Net operating revenues less provision for doubtful accounts									21.6	19.5	16.7
Operating expenses:
Salaries and benefits									23.9	19.3	21.2
Other operating expenses									16.4	17.6	11.0
General and administrative expenses									110.5	106.2	104.5
Supplies									0.7	0.6	0.6
Depreciation and amortization									9.7	9.7	7.5
Occupancy costs									4.6	3.1	3.1
(Gain) Loss on disposal of assets									0	0	0
Government, class action, and related settlements									(12.3)	1.1	36.7
Professional fees-accounting, tax, and legal									21.0	17.2	8.8
Total operating expenses									174.5	174.8	193.4
Loss on early extinguishment of debt									38.8	12.3	12.5
Interest expense and amortization of debt discounts and fees									109.5	116.0	114.4
Other expense (income)									(0.2)	(1.0)	0.7
Loss on interest rate swaps										13.3	19.6
Equity in net income of nonconsolidated affiliates									(3.1)	(2.3)	(1.9)
Equity In net income of consolidated affiliates									(234.8)	(195.9)	(169.5)
Management fees									(93.9)	(90.4)	(86.0)
Income from continuing operations before income tax expense (benefit)									30.8	(7.3)	(66.5)
Provision for income tax (benefit) expense									(159.0)	(903.7)	(148.1)
Income from continuing operations									189.8	896.4	81.6
(Loss) income from discontinued operations, net of tax									18.9	2.6	13.2
Net income									208.7	899.0	94.8
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to HealthSouth									208.7	899.0	94.8
Comprehensive income									208.0	899.5	98.0
Comprehensive income attributable to HealthSouth									208.0	899.5	98.0
Current assets:
Cash and cash equivalents	26.0				45.8				26.0	45.8	76.1	22.9
Restricted Cash	0.7				0.5				0.7	0.5
Current portion of restricted marketable securities	0				0				0	0
Accounts receivable, net	2.4				0.9				2.4	0.9
Deferred income tax assets	9.2				18.0				9.2	18.0
Prepaid expenses and other current assets	33.5				28.8				33.5	28.8
Total current assets	71.8				94.0				71.8	94.0
Property and equipment, net	13.6				14.7				13.6	14.7
Goodwill	0				0				0	0
Intangible assets, net	12.0				9.0				12.0	9.0
Total Investments in and advances to nonconsolidated affiliates	2.5				3.1				2.5	3.1
Deferred income tax assets	533.9				604.2				533.9	604.2
Other long-term assets	59.8				67.3				59.8	67.3
Intercompany receivable	1,141.8				1,142.8				1,141.8	1,142.8
Total assets	1,835.4				1,935.1				1,835.4	1,935.1
Current liabilities:
Current portion of long-term debt	10.9				5.1				10.9	5.1
Accounts payable	5.1				6.8				5.1	6.8
Accrued payroll	29.6				25.0				29.6	25.0
Accrued interest payable	22.2				21.0				22.2	21.0
Refunds due patients and other third-party payors	0.7				42.1				0.7	42.1
Other current liabilities	75.3				92.0				75.3	92.0
Total current liabilities	143.8				192.0				143.8	192.0
Long-term debt, net of current portion	1,144.6				1,397.0				1,144.6	1,397.0
Self-insured risks	32.8				36.7				32.8	36.7
Other long-term liabilities	9.8				7.2				9.8	7.2
Intercompany payable	0				0				0	0
Total liabilities	1,331.0				1,632.9				1,331.0	1,632.9
Commitments and Contingencies
Convertible perpetual preferred stock	387.4				387.4				387.4	387.4
Shareholders' equity (deficit)
HealthSouth shareholders' equity (deficit)	117.0				(85.2)				117.0	(85.2)
Noncontrolling interests	0				0				0	0
Total shareholders' equity (deficit)	117.0				(85.2)				117.0	(85.2)
Total liabilities and shareholders' equity (deficit)	1,835.4				1,935.1				1,835.4	1,935.1
Guarantor Subsidiaries
Condensed Consolidating Statements of Operations
Net operating revenues									1,448.6	1,344.5	1,283.6
Less: Provision for doubtful accounts									(15.0)	(12.1)	(22.5)
Net operating revenues less provision for doubtful accounts									1,433.6	1,332.4	1,261.1
Operating expenses:
Salaries and benefits									686.1	646.7	621.8
Other operating expenses									200.1	184.0	173.4
General and administrative expenses									0	0	0
Supplies									73.2	70.7	69.1
Depreciation and amortization									52.3	48.4	45.1
Occupancy costs									36.1	33.7	32.8
(Gain) Loss on disposal of assets									3.2	1.4	3.3
Government, class action, and related settlements									0	0	0
Professional fees-accounting, tax, and legal									0	0	0
Total operating expenses									1,051.0	984.9	945.5
Loss on early extinguishment of debt									0	0	0
Interest expense and amortization of debt discounts and fees									8.4	8.8	8.3
Other expense (income)									(0.1)	(0.6)	(0.3)
Loss on interest rate swaps										0	0
Equity in net income of nonconsolidated affiliates									(8.7)	(7.6)	(2.4)
Equity In net income of consolidated affiliates									(10.6)	(13.7)	(10.7)
Management fees									73.0	70.5	67.0
Income from continuing operations before income tax expense (benefit)									320.6	290.1	253.7
Provision for income tax (benefit) expense									155.7	132.9	118.0
Income from continuing operations									164.9	157.2	135.7
(Loss) income from discontinued operations, net of tax									34.3	5.0	6.0
Net income									199.2	162.2	141.7
Less: Net income attributable to noncontrolling interests									0	0	(0.4)
Net income attributable to HealthSouth									199.2	162.2	141.3
Comprehensive income									199.2	162.2	141.7
Comprehensive income attributable to HealthSouth									199.2	162.2	141.3
Current assets:
Cash and cash equivalents	1.3				0.1				1.3	0.1	1.8	0.8
Restricted Cash	0				0				0	0
Current portion of restricted marketable securities	0				0				0	0
Accounts receivable, net	154.4				148.2				154.4	148.2
Deferred income tax assets	14.9				9.0				14.9	9.0
Prepaid expenses and other current assets	16.0				25.5				16.0	25.5
Total current assets	186.6				182.8				186.6	182.8
Property and equipment, net	499.3				464.2				499.3	464.2
Goodwill	266.1				264.6				266.1	264.6
Intangible assets, net	37.4				38.2				37.4	38.2
Total Investments in and advances to nonconsolidated affiliates	23.8				24.4				23.8	24.4
Deferred income tax assets	27.3				9.1				27.3	9.1
Other long-term assets	7.1				54.9				7.1	54.9
Intercompany receivable	606.0				489.8				606.0	489.8
Total assets	1,653.6				1,528.0				1,653.6	1,528.0
Current liabilities:
Current portion of long-term debt	9.6				11.2				9.6	11.2
Accounts payable	28.7				24.9				28.7	24.9
Accrued payroll	39.8				37.9				39.8	37.9
Accrued interest payable	0.1				0.3				0.1	0.3
Refunds due patients and other third-party payors	4.7				5.5				4.7	5.5
Other current liabilities	12.1				15.3				12.1	15.3
Total current liabilities	95.0				95.1				95.0	95.1
Long-term debt, net of current portion	73.2				83.3				73.2	83.3
Self-insured risks	0				0				0	0
Other long-term liabilities	10.9				11.2				10.9	11.2
Intercompany payable	0				0				0	0
Total liabilities	179.1				189.6				179.1	189.6
Commitments and Contingencies
Convertible perpetual preferred stock	0				0				0	0
Shareholders' equity (deficit)
HealthSouth shareholders' equity (deficit)	1,474.5				1,338.4				1,474.5	1,338.4
Noncontrolling interests	0				0				0	0
Total shareholders' equity (deficit)	1,474.5				1,338.4				1,474.5	1,338.4
Total liabilities and shareholders' equity (deficit)	1,653.6				1,528.0				1,653.6	1,528.0
Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Operations
Net operating revenues									601.4	552.6	519.1
Less: Provision for doubtful accounts									(5.5)	(3.9)	(7.6)
Net operating revenues less provision for doubtful accounts									595.9	548.7	511.5
Operating expenses:
Salaries and benefits									285.5	268.1	256.7
Other operating expenses									89.2	86.1	77.7
General and administrative expenses									0	0	0
Supplies									28.9	28.1	27.1
Depreciation and amortization									16.8	15.0	15.0
Occupancy costs									17.7	16.8	16.3
(Gain) Loss on disposal of assets									1.1	0	0.1
Government, class action, and related settlements									0	0	0
Professional fees-accounting, tax, and legal									0	0	0
Total operating expenses									439.2	414.1	392.9
Loss on early extinguishment of debt									0	0	0
Interest expense and amortization of debt discounts and fees									2.6	3.0	3.4
Other expense (income)									(3.5)	(4.9)	(4.1)
Loss on interest rate swaps										0	0
Equity in net income of nonconsolidated affiliates									(0.2)	(0.2)	(0.3)
Equity In net income of consolidated affiliates									0	0	0
Management fees									20.9	19.9	19.0
Income from continuing operations before income tax expense (benefit)									136.9	116.8	100.6
Provision for income tax (benefit) expense									40.4	30.0	27.2
Income from continuing operations									96.5	86.8	73.4
(Loss) income from discontinued operations, net of tax									(4.4)	1.4	(0.9)
Net income									92.1	88.2	72.5
Less: Net income attributable to noncontrolling interests									(45.9)	(40.8)	(33.6)
Net income attributable to HealthSouth									46.2	47.4	38.9
Comprehensive income									92.1	88.2	72.5
Comprehensive income attributable to HealthSouth									46.2	47.4	38.9
Current assets:
Cash and cash equivalents	2.8				2.4				2.8	2.4	2.8	8.0
Restricted Cash	34.6				36.0				34.6	36.0
Current portion of restricted marketable securities	15.0				18.2				15.0	18.2
Accounts receivable, net	66.0				57.6				66.0	57.6
Deferred income tax assets	2.5				1.1				2.5	1.1
Prepaid expenses and other current assets	15.7				18.1				15.7	18.1
Total current assets	136.6				133.4				136.6	133.4
Property and equipment, net	151.5				154.0				151.5	154.0
Goodwill	155.6				155.7				155.6	155.7
Intangible assets, net	8.3				11.3				8.3	11.3
Total Investments in and advances to nonconsolidated affiliates	2.7				3.2				2.7	3.2
Deferred income tax assets	46.9				66.0				46.9	66.0
Other long-term assets	38.6				32.2				38.6	32.2
Intercompany receivable	0				0				0	0
Total assets	540.2				555.8				540.2	555.8
Current liabilities:
Current portion of long-term debt	2.4				2.2				2.4	2.2
Accounts payable	11.6				12.9				11.6	12.9
Accrued payroll	15.6				14.1				15.6	14.1
Accrued interest payable	0.2				0.2				0.2	0.2
Refunds due patients and other third-party payors	1.9				0.7				1.9	0.7
Other current liabilities	46.7				46.1				46.7	46.1
Total current liabilities	78.4				76.2				78.4	76.2
Long-term debt, net of current portion	24.2				26.7				24.2	26.7
Self-insured risks	70.0				65.8				70.0	65.8
Other long-term liabilities	9.7				9.9				9.7	9.9
Intercompany payable	1,305.3				1,400.8				1,305.3	1,400.8
Total liabilities	1,487.6				1,579.4				1,487.6	1,579.4
Commitments and Contingencies
Convertible perpetual preferred stock	0				0				0	0
Shareholders' equity (deficit)
HealthSouth shareholders' equity (deficit)	(1,032.0)				(1,106.6)				(1,032.0)	(1,106.6)
Noncontrolling interests	84.6				83.0				84.6	83.0
Total shareholders' equity (deficit)	(947.4)				(1,023.6)				(947.4)	(1,023.6)
Total liabilities and shareholders' equity (deficit)	540.2				555.8				540.2	555.8
Eliminating Entries
Condensed Consolidating Statements of Operations
Net operating revenues									(45.2)	(39.4)	(35.1)
Less: Provision for doubtful accounts									0	0	0
Net operating revenues less provision for doubtful accounts									(45.2)	(39.4)	(35.1)
Operating expenses:
Salaries and benefits									(13.5)	(12.4)	(12.3)
Other operating expenses									(21.7)	(18.2)	(15.4)
General and administrative expenses									0	0	0
Supplies									0	0	0
Depreciation and amortization									0	0	0
Occupancy costs									(10.0)	(8.7)	(7.3)
(Gain) Loss on disposal of assets									0	0	0
Government, class action, and related settlements									0	0	0
Professional fees-accounting, tax, and legal									0	0	0
Total operating expenses									(45.2)	(39.3)	(35.0)
Loss on early extinguishment of debt									0	0	0
Interest expense and amortization of debt discounts and fees									(1.1)	(2.2)	(0.4)
Other expense (income)									1.1	2.2	0.4
Loss on interest rate swaps										0	0
Equity in net income of nonconsolidated affiliates									0	0	0
Equity In net income of consolidated affiliates									245.4	209.6	180.2
Management fees									0	0	0
Income from continuing operations before income tax expense (benefit)									(245.4)	(209.7)	(180.3)
Provision for income tax (benefit) expense									0	0	0
Income from continuing operations									(245.4)	(209.7)	(180.3)
(Loss) income from discontinued operations, net of tax									0	0.1	0.1
Net income									(245.4)	(209.6)	(180.2)
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to HealthSouth									(245.4)	(209.6)	(180.2)
Comprehensive income									(245.4)	(209.6)	(180.2)
Comprehensive income attributable to HealthSouth									(245.4)	(209.6)	(180.2)
Current assets:
Cash and cash equivalents	0				0				0	0	0	0
Restricted Cash	0				0				0	0
Current portion of restricted marketable securities	0				0				0	0
Accounts receivable, net	0				0				0	0
Deferred income tax assets	0				0				0	0
Prepaid expenses and other current assets	(4.0)				(4.0)				(4.0)	(4.0)
Total current assets	(4.0)				(4.0)				(4.0)	(4.0)
Property and equipment, net	0				0				0	0
Goodwill	0				0				0	0
Intangible assets, net	0				0				0	0
Total Investments in and advances to nonconsolidated affiliates	0				0				0	0
Deferred income tax assets	0				0				0	0
Other long-term assets	(6.2)				(10.2)				(6.2)	(10.2)
Intercompany receivable	(1,747.8)				(1,632.6)				(1,747.8)	(1,632.6)
Total assets	(1,758.0)				(1,646.8)				(1,758.0)	(1,646.8)
Current liabilities:
Current portion of long-term debt	(4.0)				(4.0)				(4.0)	(4.0)
Accounts payable	0				0				0	0
Accrued payroll	0				0				0	0
Accrued interest payable	0				0				0	0
Refunds due patients and other third-party payors	0				0				0	0
Other current liabilities	0				0				0	0
Total current liabilities	(4.0)				(4.0)				(4.0)	(4.0)
Long-term debt, net of current portion	(6.2)				(10.2)				(6.2)	(10.2)
Self-insured risks	0				0				0	0
Other long-term liabilities	0				0				0	0
Intercompany payable	(1,305.3)				(1,400.8)				(1,305.3)	(1,400.8)
Total liabilities	(1,315.5)				(1,415.0)				(1,315.5)	(1,415.0)
Commitments and Contingencies
Convertible perpetual preferred stock	0				0				0	0
Shareholders' equity (deficit)
HealthSouth shareholders' equity (deficit)	(442.5)				(231.8)				(442.5)	(231.8)
Noncontrolling interests	0				0				0	0
Total shareholders' equity (deficit)	(442.5)				(231.8)				(442.5)	(231.8)
Total liabilities and shareholders' equity (deficit)	$ (1,758.0)				$ (1,646.8)				$ (1,758.0)	$ (1,646.8)